Income taxes - Disclosure of income tax recovery (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Major components of tax expense (income) [abstract]
Current income tax recovery (expense):	$ 0	$ 0	$ 0
Deferred income tax (recovery) expense:	0	0	(49,442)
Income tax recovery:	$ 0	$ 0	$ (49,442)